SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)	12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Share options [Member]	Dec. 31, 2011 Share options [Member]	Dec. 31, 2010 Share options [Member]	Dec. 31, 2012 RMB Bonds [Member] CNY	Dec. 31, 2012 Studio City Notes [Member] USD ($)	Nov. 26, 2012 Studio City Notes [Member]	Dec. 31, 2012 2010 Senior Notes [Member] USD ($)
Schedule Of Significant Accounting Policies [Line Items]
Debt instrument, face amount							2,300,000,000	$ 825,000,000		$ 600,000,000
Interest rate per annum							3.75%	8.50%	8.50%	10.25%
Maturity date							2013	2020		2018
Interest expenses incurred	120,021,000	116,963,000	105,180,000
Interest expenses capitalized	10,410,000	3,157,000	11,823,000
Amortization of deferred financing costs	13,272,000	14,203,000	14,302,000
Amortization of deferred financing costs, capitalized	0	0	0
Gaming taxes	2,024,697,000	1,948,652,000	1,362,007,000
Total advertising costs	$ 37,096,000	$ 31,556,000	$ 45,267,000
Percentage of tax benefit greater than likelihood	50.00%
Share options and restricted shares excluded from the computation of diluted net income (loss)				1,901,136	5,547,036	9,377,509